Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Text Block [Abstract]
Warrants

9. Warrants

The Company’s outstanding preferred stock warrants for the purchase of 236,836 shares of preferred stock were converted to warrants for the purchase of 89,708 shares of common stock at a weighted average exercise price of $6.32 per share. During the three month ended March, 31, 2015, warrants covering 70,769 shares were exercised via net share settlement and the Company issued 53,852 shares of common stock as a result of the exercise. Warrants for the purchase of 18,939 shares of common stock remain outstanding at March 31, 2015 at a weighted average exercise price of $7.92 per share.

8. Warrants

The Company previously had outstanding warrants for the purchase of 236,836 shares of preferred stock. Effective upon the closing of the Company’s IPO in July 2014, the Company’s outstanding preferred stock warrants became warrants for the purchase of 89,708 shares of common stock at a weighted average exercise price of $6.32 per share. Through December 31, 2014, no warrants have been exercised and warrants for the purchase of 89,708 shares of common stock remain outstanding at December 31, 2014.